SUBSEQUENT EVENTS (Details) - Galaxy Digital Holdings, LP	Mar. 31, 2025 MW
Subsequent Event [Line Items]
Lessee, Operating Lease, Term of Contract	15 years
Lease agreement, nonmonetary amount	133